<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 12th day of February, 2010.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 247
FORM 13F INFORMATION TABLE VALUE TOTAL: $486,163,954

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
A D A M, Inc.
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
Angeion Corp.
Apache Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
00088U108
002824100
G1151C101
00507V109
8474108
00971T101
01307800
13817101
H01301102
18490102
18772103
02209S103
25816109
03462H404
37411105

$12,065,190
$79,170
$2,149,828
$3,269,827
$963,415
$339,390
$1,028,804
$292,900
$941,408
$221,873
$201,632
$690,510
$616,284
$331,251
$51,739
$6,020,279


145,944
18,850
39,819
78,791
86,716
6,285
40,600
10,000
58,400
1,350
3,200
141,498
31,395
8,175
12,650
58,353

145,944
18,850
39,819
78,791
86,716
6,285
40,600
10,000
58,400
1,350
3,200
141,498
31,395
8,175
12,650
58,353



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
A D A M, Inc.
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
Angeion Corp.
Apache Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

145,944
18,850
39,819
78,791
86,716
6,285
40,600
10,000
58,400
1,350
3,200
141,498
31,395
8,175
12,650
58,353

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.
Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

037833100
00206R102
49303100
53015103
056752108
057665200
05945K102
60505104
06425J102
67901108
71813109
54937107
075887109
084670207
84670108
88606108
09060J106


$10,207,015
$1,931,509
$219,299
$1,072,812
$578,601
$4,241,729
$977,973
$6,376,359
$187,204
$326,854
$273,449
$13,334,548
$548,629
$13,048,706
$1,984,000
$4,766,339
$43,230


48,436
68,909
7,276
25,054
1,407
126,581
164,642
423,397
42,163
8,300
4,660
525,603
6,957
3,971
20
62,240
11,000


48,436
68,909
7,276
25,054
1,407
126,581
164,642
423,397
42,163
8,300
4,660
525,603
6,957
3,971
20
62,240
11,000










Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.
Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


48,436
68,909
7,276
25,054
1,407
126,581
164,642
423,397
42,163
8,300
4,660
525,603
6,957
3,971
20
62,240
11,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


92475102
09247F100
92474105
09247D105
09249W101
09248C106
09248T109
09249G106
96627104
55622104
106902307
110122108
118230101
131476103
136385101
139793103
14149F109


$200,232

$217,194

$125,400

$238,520

$270,477

$151,640

$243,745

$203,246

$900,900

$1,751,622

$61,169

$303,808

$756,855

$1,008,150

$661,940

$534,733

$611,800



21,600
34,150
12,000
17,800
18,450
10,000
20,500
16,825
30,000
30,216
153,000
12,032
13,900
55,000
9,200
138,174
70,000


21,600
34,150
12,000
17,800
18,450
10,000
20,500
16,825
30,000
30,216
153,000
12,032
13,900
55,000
9,200
138,174
70,000









Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Calumet Specialty Products
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,600
34,150
12,000
17,800
18,450
10,000
20,500
16,825
30,000
30,216
153,000
12,032
13,900
55,000
9,200
138,174
70,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Cenovus Energy
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Copart, Inc.
Crexus Investment Corp.
Crimson Exploration, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


14808P109
149123101
151020104
15135U109
165167107
166764100
17275R102
172967101
191216100
194162103
203372107
20451N101
206013104
20825C104
217204106
226553105
22662K207

$366,563
$6,662,587
$2,468,406
$205,808
$386,078
$1,595,233
$11,808,908
$172,385
$3,606,390
$6,448,693
$3,193,575
$2,140,002
$377
$705,571
$505,722
$523,500
$438,000


12,058
116,908
44,332
8,167
14,918
20,720
493,271
52,080
63,270
78,499
120,376
31,850
18,850
13,816
13,810
37,500
100,000


12,058
116,908
44,332
8,167
14,918
20,720
493,271
52,080
63,270
78,499
120,376
31,850
18,850
13,816
13,810
37,500
100,000










Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Cenovus Energy
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Copart, Inc.
Crexus Investment Corp.
Crimson Exploration, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,058
116,908
44,332
8,167
14,918
20,720
493,271
52,080
63,270
78,499
120,376
31,850
18,850
13,816
13,810
37,500
100,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CVR Energy, Inc.

CVS Caremark Corp.

DCP Midstream Partners LP

Dentsply Intl. Inc. New

Devon Energy Corp.

Diamond Offshore Drilling

Disney, Walt Company

Duke Energy Corporation

Eaton Corp

Ecolab, Inc.

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


12662P108
126650100
23311P100
249030107
25179M103
25271C102
254687106
264399106
278058102
278865100
283702108
29076N206
268648102
291011104
292505104
29257A106
29273V100

$377,300
$2,261,239
$848,659
$422,040
$8,220,167
$641,206
$1,350,856
$827,250
$295,706
$363,327
$726,880
$87,232
$527,839
$1,687,556
$1,279,956
$1,526,140
$397,540


55,000
70,203
28,700
12,000
111,839
6,515
41,887
48,068
4,648
8,150
28,000
46,400
30,214
39,614
39,517
77,000
13,000


55,000
70,203
28,700
12,000
111,839
6,515
41,887
48,068
4,648
8,150
28,000
46,400
30,214
39,614
39,517
77,000
13,000










CVR Energy, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company
Duke Energy Corporation
Eaton Corp
Ecolab, Inc.
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


55,000
70,203
28,700
12,000
111,839
6,515
41,887
48,068
4,648
8,150
28,000
46,400
30,214
39,614
39,517
77,000
13,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Energy Transfer Partners LP
Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Community Bancshares NEV
Flextronics Intl. Ltd.
Flowserve Corporation
FNB United Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


29273R109
293716106
293792107
26884L109
30064 109
302182100
302290101
306137100
31620M106
31946M103
31983A103
Y2573F102
34354P105
302519103
302571104
35671D857
302695101



$2,261,991
$428,670
$3,059,334
$477,586
$346,200
$207,408
$4,841,558
$1,798,377
$564,904
$1,018,338
$263,100
$417,620
$505,736
$19,501
$260,086
$2,205,406
$283,036



50,300
11,000
97,400
10,874
20,000
2,400
71,001
442,950
24,100
6,209
21,834
57,130
5,350
15,001
4,924
27,468
99,311



50,300
11,000
97,400
10,874
20,000
2,400
71,001
442,950
24,100
6,209
21,834
57,130
5,350
15,001
4,924
27,468
99,311











Energy Transfer Partners LP
Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Community Bancshares NEV
Flextronics Intl. Ltd.
Flowserve Corporation
FNB United Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,300
11,000
97,400
10,874
20,000
2,400
71,001
442,950
24,100
6,209
21,834
57,130
5,350
15,001
4,924
27,468
99,311



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntington Bancshares, Inc.
IAMGOLD Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


36467W109
369550108
369604103
373737105
375558103
37733W105
38141G104
38259P508
393122106
413353202
420261109
428236103
431284108
443510201
443683107
446150104
450913108



$1,226,424
$437,174
$7,014,192
$850,649
$869,943
$254,979
$1,419,944
$6,520,330
$991,490
$4
$1,888,186
$2,493,496
$2,437,018
$544,470
$348,564
$331,420
$365,820



55,899
6,413
463,595
49,950
20,105
6,035
8,410
10,517
12,170
22,455
86,495
48,408
73,074
11,511
25,387
90,800
23,390



55,899
6,413
463,595
49,950
20,105
6,035
8,410
10,517
12,170
22,455
86,495
48,408
73,074
11,511
25,387
90,800
23,390











Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntington Bancshares, Inc.
IAMGOLD Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

55,899
6,413
463,595
49,950
20,105
6,035
8,410
10,517
12,170
22,455
86,495
48,408
73,074
11,511
25,387
90,800
23,390

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Intel Corp
International Business Machines
Ipath MSCI India ETN
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Pac Ex-Japan Index Fd
Ishares MSCI South Korea Index
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR - S&P Glbl Info Tech


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


458140100
459200101
06739F291
46269C102
464287184
464287242
464287176
464286400
464287465
464287234
464286871
464286665
464286772
464287200
464287341
464287325
464287291

$6,657,581
$5,658,153
$1,364,350
$1,148,290
$3,668,760
$512,418
$6,744,669
$927,925
$2,733,320
$8,928,476
$184,788
$455,029
$1,070,233
$3,135,152
$840,264
$566,909
$403,273

326,352
43,225
21,298
143,000
86,814
4,920
64,915
12,437
49,445
215,144
11,800
10,999
22,465
28,040
23,550
10,900
7,200

326,352
43,225
21,298
143,000
86,814
4,920
64,915
12,437
49,445
215,144
11,800
10,999
22,465
28,040
23,550
10,900
7,200









Intel Corp


International Business Machines


Ipath MSCI India ETN


Iridium Communications Inc.


Ishares FTSE XINHUA


Ishares Iboxx Investor


Ishares Lehman Treasury


Ishares MSCI Brazil Free Index Fund


Ishares MSCI Eafe Index


Ishares MSCI Emerging


Ishares MSCI Hong Kong


Ishares MSCI Pac Ex-Japan Index Fd


Ishares MSCI South Korea Index


Ishares S&P 500 Index Fund


Ishares S&P GLB ERG Sect


Ishares S&P GLB Health Care


Ishares TR - S&P Glbl Info Tech





0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


326,352
43,225
21,298
143,000
86,814
4,920
64,915
12,437
49,445
215,144
11,800
10,999
22,465
28,040
23,550
10,900
7,200

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Life Technologies Corp.
Lincoln National Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464285105
464288513
464287655
464287499
464288125
478160104
487836108
494368103
494550106
496902404
50075N104
502424104
50540R409
523768109
52602 E102
53217V109
534187109

$435,493
$384,739
$1,016,523
$1,905,403
$229,042
$13,252,808
$4,158,325
$323,965
$621,996
$196,880
$300,720
$545,785
$332,290
$1,551,735
$489,953
$612,541
$254,274

4,056
4,380
16,280
23,093
2,200
205,757
78,164
5,085
10,200
10,700
11,064
6,277
4,440
447,186
12,050
11,730
10,220

4,056
4,380
16,280
23,093
2,200
205,757
78,164
5,085
10,200
10,700
11,064
6,277
4,440
447,186
12,050
11,730
10,220









Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Life Technologies Corp.
Lincoln National Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,056
4,380
16,280
23,093
2,200
205,757
78,164
5,085
10,200
10,700
11,064
6,277
4,440
447,186
12,050
11,730
10,220

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Main Street Capital Corp.
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Morgan, JP Chase & Co.
Mosaic Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


536020100
548661107
55907R108
56035L104
57060U613
57060U605
580135101
584404107
58457V206
585055106
589331107
591520200
592688105
594918104
595635103
46625H100
61945A107

$1,059,440
$10,495,741
$1,169,867
$231,419
$2,155,758
$665,608
$5,903,390
$509,835
$90,540
$1,689,624
$4,877,518
$156,240
$797,924
$15,958,840
$428,155
$3,049,411
$4,240,233

38,000
448,728
26,999
14,356
43,630
15,200
94,545
65,030
10,500
38,418
133,484
18,000
7,600
523,584
3,250
73,180
70,990

38,000
448,728
26,999
14,356
43,630
15,200
94,545
65,030
10,500
38,418
133,484
18,000
7,600
523,584
3,250
73,180
70,990









Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Main Street Capital Corp.
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Morgan, JP Chase & Co.
Mosaic Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


38,000
448,728
26,999
14,356
43,630
15,200
94,545
65,030
10,500
38,418
133,484
18,000
7,600
523,584
3,250
73,180
70,990

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









National Dentex Corp.
Netflix, Inc.
Newbridge Bancorp
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Path 1 Network Techs.
Pennymac Mortgage Investment Reit
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


63563H109
64110L106
65080T102
654902204
655844108
66987E206
66987V109
67062H106
67071D104
67072D103
678002106
680223104
703186205
70931T103
713448108
71654V408
717081103

$2,126,616
$382,325
$38,848
$2,226,597
$217,962
$2,006,766
$270,299
$220,897
$366,666
$482,344
$386,003
$369,241
$38
$859,000
$18,587,397
$3,577,812
$4,450,584

210,556
6,940
17,499
173,276
4,158
327,368
4,966
15,500
24,625
31,908
3,247
36,777
29,000
50,000
305,714
75,038
244,672

210,556
6,940
17,499
173,276
4,158
327,368
4,966
15,500
24,625
31,908
3,247
36,777
29,000
50,000
305,714
75,038
244,672









National Dentex Corp.

Netflix, Inc.

Newbridge Bancorp

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC

Oil Service Holders Dep.

Old Rep. Intl. Corp.

Path 1 Network Techs.

Pennymac Mortgage Investment Reit

Pepsico, Inc.

Petroleo Brasileiro

Pfizer, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


210,556

6,940

17,499

173,276

4,158

327,368

4,966

15,500

24,625

31,908

3,247

36,777

29,000

50,000

305,714

75,038

244,672


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Pwershares ETF Wilderhill Cln Engy
Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
RF Micro Devices, Inc.
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


718172109
72201B101
723787107
73935X500
73936T623
73935A104
74005P104
742718109
743263105
747525103
75281A109
758940100
749941100
781258108
78462F103
78390X101
803111103

$5,515,876
$172,800
$302,604
$914,100
$800,856
$236,802
$551,248
$12,728,844
$266,606
$5,703,765
$482,299
$80,588
$175,340
$714,033
$913,139
$1,212,520
$161,166

114,461
12,000
6,282
83,100
44,100
5,176
6,864
209,943
6,501
123,298
9,675
15,234
36,759
27,751
8,194
64,019
13,232

114,461
12,000
6,282
83,100
44,100
5,176
6,864
209,943
6,501
123,298
9,675
15,234
36,759
27,751
8,194
64,019
13,232









Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Pwershares ETF Wilderhill Cln Engy
Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
RF Micro Devices, Inc.
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


114,461
12,000
6,282
83,100
44,100
5,176
6,864
209,943
6,501
123,298
9,675
15,234
36,759
27,751
8,194
64,019
13,232

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









SCBT Finanical Corp.
Sempra Energy
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Logistics Partners LP
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
Spectra Energy Corp.
Staples, Inc.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


78401V102
816851109
83088M102
834156101
86764L108
835495102
842632101
78463V107
78463X400
847560109
855030102
858912108
863667101
86764L108
867914103
871829107
874054109

$1,011,848
$218,602
$422,862
$2,585
$535,120
$3,028,662
$91,715
$2,393,013
$3,615,851
$335,010
$209,015
$662,040
$433,182
$334,450
$480,447
$7,673,470
$111,153

36,542
3,905
29,800
10,000
8,000
103,544
40,403
22,300
50,325
16,334
8,500
12,000
8,600
5,000
23,679
274,641
11,060

36,542
3,905
29,800
10,000
8,000
103,544
40,403
22,300
50,325
16,334
8,500
12,000
8,600
5,000
23,679
274,641
11,060









SCBT Finanical Corp.
Sempra Energy
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Logistics Partners LP
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
Spectra Energy Corp.
Staples, Inc.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,542
3,905
29,800
10,000
8,000
103,544
40,403
22,300
50,325
16,334
8,500
12,000
8,600
5,000
23,679
274,641
11,060

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Targa Resources Partners LP
Target Corporation
Teck Resources Ltd.
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


87611X105
87612E106
878742204
Y8565J101
881624209
892331307
H8817H100
895925105
903914109
904708104
907818108
913017109
91912E105
921937819
922042858
922908736
922908637

$2,567,136
$2,262,652
$714,437
$399,000
$8,181,156
$4,643,413
$3,538,127
$125,122
$575,883
$732,956
$535,929
$7,701,803
$3,484,035
$676,049
$4,331,855
$297,136
$230,802

105,600
46,778
20,430
20,000
145,624
55,174
42,731
463,415
11,550
15,235
8,387
110,961
120,015
8,550
105,655
5,600
4,555

105,600
46,778
20,430
20,000
145,624
55,174
42,731
463,415
11,550
15,235
8,387
110,961
120,015
8,550
105,655
5,600
4,555









Targa Resources Partners LP
Target Corporation
Teck Resources Ltd.
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


105,600
46,778
20,430
20,000
145,624
55,174
42,731
463,415
11,550
15,235
8,387
110,961
120,015
8,550
105,655
5,600
4,555

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Total Stock Market
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common

921910816
922908629
922908769
92343V104
918204108
931422109
931142103
949746101
98385X106
98956P102

$237,612
$215,221
$302,143
$411,011
$1,680,345
$5,417,191
$5,580,768
$2,455,442
$5,788,146
$1,281,150

5,675
3,590
5,360
12,406
22,943
147,527
104,411
90,976
124,396
21,674

5,675
3,590
5,360
12,406
22,943
147,527
104,411
90,976
124,396
21,674




Grand Total 12/31/09





$486,163,954













Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Total Stock Market
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
XTO Energy, Inc.
Zimmer Holdings, Inc.



0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0


5,675
3,590
5,360
12,406
22,943
147,527
104,411
90,976
124,396
21,674

0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
